Accounts And Other Payables And Contract Liabilities	12 Months Ended
Dec. 31, 2023
Disclosure Of Accounts and other payables and contract liabilities [Abstract]
Accounts And Other Payables And Contract Liabilities
30	Accounts and other payables and contract liabilities

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Employee benefit payable	2,715,543	2,677,135
Contract liabilities from retail credit and enablement service	3,067,715	2,187,080
Tax payable	846,402	701,237
Payable to cooperation banks (a)	471,339	693,887
Other deposits payable	221,671	293,031
Payable to external suppliers (c)	193,283	139,213
Trust management fee payable (c)	57,976	25,999
Cash compensation of Class C ordinary shares restructuring	21,205	21,154
Unpaid redemption consideration for convertible promissory notes (Note 33(a))	3,745,929	—
Payable to investees	430,616	—
Others (b)	426,975	238,382

	12,198,654	6,977,118

(a)
Payable to cooperation banks is related to the restricted cash that is generated from a risk sharing business with banks. Under such business arrangement, the Group provides loan enablement services for loans originated by banks and is paid a variable fee determined based on the performance of underlying loans facilitated by the Group. On a monthly basis, the Group receives fixed service fees from the cooperation banks based on a fixed percentage of loans originated in restricted cash accounts. The service fees will be adjusted based on actual performance of the loans originated under this business upon maturity.

(b)	Others comprise miscellaneous items including advances from customers and others with immaterial individual balances.
(c)	As of December 31, 2022 and 2023, the agings of payable to external suppliers and trust management fee payable are all within 1 year.